Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ 5,652	$ 17,323	$ (26,921)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	409	(244)	(262)
Other comprehensive income (loss), net of tax of nil	409	(244)	(262)
Comprehensive (loss) income	6,061	17,079	(27,183)
Less: comprehensive loss attributable to noncontrolling interest	12	14	18
Comprehensive (loss) income attributable to Borqs Technologies, Inc.	$ 6,049	$ 17,065	$ (27,201)